Property, furniture, equipment and lease-hold improvements - Net (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Reconciliation Between Values of Property, Furniture, Equipment and Lease-hold Improvements

The reconciliation between values of property, furniture, equipment and lease-hold improvements at beginning and end of period is as shown below.

	Buildings		Land		Transportation Equipment cars		Transportation equipment trucks		Furniture and equipment		Store equipment		Store shelving equipment		Lease-hold improvements		Computer equipment		Storage equipment		Molds		Total
September 30, 2024
Initial balance	Ps.	185	Ps.	871	Ps.	15,143	Ps.	431,229	Ps.	57,131	Ps.	904,531	Ps.	572,331	Ps.	2,468,575	Ps.	120,666	Ps.	35,638	Ps.	—	Ps.	4,606,300
Acquisitions		—		—		—		71,285		12,989		353,677		155,327		1,079,796		39,127		1,481		—		1,713,682
Disposals		—		—		(417)		(1,439)		—		—		—		—		—		—		—		(1,856)
Depreciation		(51)		—		(7,386)		(49,104)		(7,321)		(99,173)		(26,029)		(229,203)		(46,874)		(3,844)		—		(468,985)
Final balance	Ps.	134	Ps.	871	Ps.	7,340	Ps.	451,971	Ps.	62,799	Ps.	1,159,035	Ps.	701,629	Ps.	3,319,168	Ps.	112,919	Ps.	33,275	Ps.	—	Ps.	5,849,141
September 30, 2024
Cost	Ps.	1,481	Ps.	871	Ps.	89,289	Ps.	667,819	Ps.	115,904	Ps.	1,610,701	Ps.	862,222	Ps.	4,256,381	Ps.	390,046	Ps.	57,662	Ps.	3,580	Ps.	8,055,956
Accumulated depreciation		(1,347)		—		(81,949)		(215,848)		(44,370)		(447,092)		(160,593)		(937,213)		(274,082)		(24,387)		(3,580)		(2,190,461)
Impairment		—		—		—		—		(8,735)		(4,574)		—		—		(3,045)		—		—		(16,354)
Final balance	Ps.	134	Ps.	871	Ps.	7,340	Ps.	451,971	Ps.	62,799	Ps.	1,159,035	Ps.	701,629	Ps.	3,319,168	Ps.	112,919	Ps.	33,275	Ps.	—	Ps.	5,849,141
December 31, 2023
Initial balance	Ps.	259	Ps.	871	Ps.	20,442	Ps.	313,219	Ps.	44,235	Ps.	567,115	Ps.	453,608	Ps.	1,633,311	Ps.	97,123	Ps.	34,021	Ps.	—	Ps.	3,164,204
Acquisitions		—		—		6,321		172,364		29,110		435,466		149,192		1,097,423		80,218		6,609		—		1,976,703
Disposals		—		—		(123)		(3,402)		—		(7)		(42)		—		—		(202)		—		(3,776)
Impairment		—		—		—		—		(8,734)		(4,574)		—		(26,069)		(3,045)		—		—		(42,422)
Depreciation		(74)		—		(11,497)		(50,952)		(7,480)		(93,469)		(30,427)		(236,090)		(53,630)		(4,790)		—		(488,409)
Final balance	Ps.	185	Ps.	871	Ps.	15,143	Ps.	431,229	Ps.	57,131	Ps.	904,531	Ps.	572,331	Ps.	2,468,575	Ps.	120,666	Ps.	35,638	Ps.	—	Ps.	4,606,300
December 31, 2023
Cost	Ps.	1,481	Ps.	871	Ps.	98,761	Ps.	599,230	Ps.	103,320	Ps.	1,257,024	Ps.	706,895	Ps.	3,202,654	Ps.	350,920	Ps.	56,181	Ps.	3,580	Ps.	6,380,917
Impairment		—		—		—		—		(8,734)		(4,574)		—		(26,069)		(3,045)		—		—		(42,422)
Accumulated depreciation		(1,296)		—		(83,618)		(168,001)		(37,455)		(347,919)		(134,564)		(708,010)		(227,209)		(20,543)		(3,580)		(1,732,195)
Final balance	Ps.	185	Ps.	871	Ps.	15,143	Ps.	431,229	Ps.	57,131	Ps.	904,531	Ps.	572,331	Ps.	2,468,575	Ps.	120,666	Ps.	35,638	Ps.	—	Ps.	4,606,300